Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ (682,508)	$ (1,146,255)	$ (1,275,045)
Operating Income (Loss)	(185,353)	70,197	(109,177)
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ (18,085)	$ (16,659)	$ (19,875)